UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                            OPPENHEIMER BOND FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--13.4%
-------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.91%, 4/20/08 1,2                          $       640,000   $        640,000
-------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                         517,193            516,623
-------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                    1,864,156          1,859,342
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                    2,510,000          2,506,955
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                               2,250,000          2,214,113
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                      302,355            301,784
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                  1,016,038          1,010,104
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                    780,000            780,000
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                      135,506            135,308
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                      597,951            596,946
Series 2003-3, Cl. 1A2, 1.93%, 5/25/18                                      325,160            324,655
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                   1,505,550          1,501,105
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                    450,000            447,238
-------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                         484,939            487,332
-------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                1,840,000          1,827,186
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                    2,040,000          2,081,925
Series 2003-C4, Cl. C4, 5%, 6/10/15                                         310,000            304,385
-------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2003-3, Cl. AF1, 2.97%,
8/25/33 2                                                                   484,159            484,474
-------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                    764,119            763,164
-------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2002-4, Cl. A1, 3.22%, 2/25/33 2          275,957            279,184
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                        415,429            416,343
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                     1,820,127          1,818,644
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                      647,535            646,224
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                      3,330,000          3,315,534
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                    2,710,000          2,701,865
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                      410,000            405,929
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      882,317            879,424
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                    1,630,000          1,615,647
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                     1,751,320          1,746,728
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                       855,442            854,737


1            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
Series 2003-4, Cl. A2, 1.58%, 7/17/06                               $     1,752,105   $      1,749,205
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                   1,080,000          1,077,173
-------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                             509,761            509,310
-------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 1                    3,930,461          3,985,881
-------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                      818,201            817,763
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                       591,192            590,966
-------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                          798,653            796,422
-------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                                3,370,016            899,373
-------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                            1,590,000          1,582,478
-------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                      317,579            318,365
-------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 1,2                                     811,437            812,073
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                 620,000            612,620
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                    450,000            445,097
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                    730,000            730,000
-------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                                                     1,930,000          1,910,218
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                       301,195            301,555
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                      261,847            261,835
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                     2,270,000          2,264,089
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                     1,540,000          1,533,465
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                         2,190,000          2,177,852
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                         826,517            825,439
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                            1,620,000          1,612,994
-------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                   2,977,654          2,954,346
-------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                      837,999            837,388
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                    2,000,000          1,989,323
                                                                                      -----------------
Total Asset-Backed Securities (Cost $67,659,176)                                            65,058,128

-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--72.2%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--61.1%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--60.9%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44            1,168,672          1,234,044
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 10/1/22-10/1/34                                                      22,360,330         22,939,941
6.50%, 7/1/28-4/1/34                                                      1,335,952          1,390,561


2            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
7%, 3/1/31-3/1/33                                                   $     9,616,644   $     10,136,654
7%, 6/1/35 3                                                              8,534,000          8,982,035
8%, 4/1/16                                                                1,321,993          1,396,204
9%, 8/1/22-5/1/25                                                           361,793            394,669
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Pass-Through Participation Certificates, Series 151,
Cl. F, 9%, 5/15/21                                                           66,753             66,746
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2500, Cl. FD, 3.31%, 3/15/32 2                                       740,659            743,707
Series 2526, Cl. FE, 3.21%, 6/15/29 2                                     1,015,931          1,021,562
Series 2550, Cl. QK, 4.50%, 4/15/22                                         578,612            579,796
Series 2551, Cl. FD, 3.21%, 1/15/33 2                                       812,769            819,359
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 5.864%, 6/1/26 4                                      1,157,836            244,874
Series 183, Cl. IO, 3.74%, 4/1/27 4                                       1,771,038            383,817
Series 184, Cl. IO, 8.26%, 12/1/26 4                                      1,873,666            381,933
Series 192, Cl. IO, 10.937%, 2/1/28 4                                       443,927             89,599
Series 200, Cl. IO, 10.725%, 1/1/29 4                                       544,999            113,581
Series 206, Cl. IO, (12.299)%, 12/1/29 4                                  1,223,481            243,010
Series 2130, Cl. SC, 14.205%, 3/15/29 4                                   1,229,581             98,062
Series 2796, Cl. SD, 21.136%, 7/15/26 4                                   1,915,616            168,826
Series 2920, Cl. S, 30.867%, 1/15/35 4                                    7,977,834            445,163
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 5.857%, 6/1/26 5                  471,720            399,391
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/35 3                                                      60,845,823         60,179,242
5.50%, 3/1/33-1/1/34                                                     13,817,531         13,867,601
5.50%, 4/1/20-4/1/35 3                                                   61,367,000         61,738,375
6%, 10/1/22                                                               2,844,175          2,928,576
6%, 4/1/20-4/1/35 3                                                      12,596,000         12,913,366
6.50%, 3/1/11                                                                55,775             58,089
6.50%, 4/1/35 3                                                          51,031,000         52,960,584
7%, 7/1/34                                                                1,648,360          1,737,611
7%, 4/1/35 3                                                             12,509,000         13,181,359
7.50%, 1/1/08-1/1/26                                                        126,444            134,949
8%, 5/1/17                                                                   15,220             16,487
8.50%, 7/1/32                                                               169,966            184,579
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 131, Cl. G, 8.75%, 11/25/05                                            10,351             10,448
Trust 1989-17, C. E, 10.40%, 4/25/19                                        119,381            131,789
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                      2,463,575          2,560,529
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          973,526            992,397
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          758,495            767,271
Trust 2001-74, Cl. PD, 6%, 5/25/30                                          315,959            320,258
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 2                                 1,283,182          1,291,920
Trust 2003-10, Cl. HP, 5%, 2/25/18                                        2,900,000          2,869,185
Trust 2003-81, Cl. PA, 5%, 2/25/12                                          377,324            377,542


3            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2004-101, Cl. BG, 5%, 1/25/20                                 $     1,908,000   $      1,893,968
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 3.929%, 2/1/32 4                                          826,440            185,291
Trust 2002-47, Cl. NS, 12.675%, 4/25/32 4                                 2,412,939            221,749
Trust 2002-51, Cl. S, 12.94%, 8/25/32 4                                   2,215,086            203,566
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 3.92%, 6/1/23 4                                         3,522,283            710,328
Trust 240, Cl. 2, 4.95%, 9/1/23 4                                         4,095,822            844,970
Trust 252, Cl. 2, 0.567%, 11/1/23 4                                       2,828,742            555,389
Trust 254, Cl. 2, 3.712%, 1/1/24 4                                        1,369,276            268,690
Trust 273, Cl. 2, 5.74%, 7/1/26 4                                           838,887            174,372
Trust 303, Cl. IO, (10.701)%, 11/1/29 4                                     519,415            113,138
Trust 321, Cl. 2, (1.94)%, 3/1/32 4                                       9,028,391          2,075,743
Trust 329, Cl. 2, 7.277%, 1/1/33 4                                        3,368,479            804,582
Trust 331, Cl. 9, (14.483)%, 12/1/32 4                                    2,162,318            473,430
Trust 333, Cl. 2, 8.27%, 3/1/33 4                                         3,739,713            902,324
Trust 334, Cl. 17, (6.605)%, 2/1/33 4                                     1,481,059            326,245
Trust 338, Cl. 2, 8.343%, 6/1/33 4                                        1,223,919            295,064
Trust 2001-81, Cl. S, 17.217%, 1/25/32 4                                    960,587             88,594
Trust 2002-52, Cl. SD, 7.006%, 9/25/32 4                                  2,772,518            249,399
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 4                                1,143,304            111,995
Trust 2004-54, Cl. DS, 18.428%, 11/25/30 4                                1,935,142            147,706
Trust 2005-6, Cl. SE, 27.111%, 2/25/35 4                                  5,312,941            323,451
Trust 2005-19, Cl. SA, 27.69%, 3/25/35 4                                 20,858,059          1,205,759
Trust 2005-40, Cl. SA, 0%, 5/25/35 3,4                                    4,510,000            262,848
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 7.615%, 9/25/23 5              937,493            792,339
                                                                                      -----------------
                                                                                           294,726,631
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                                          56,927             59,399
8.50%, 8/15/17-12/15/17                                                     479,930            522,488
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 12.767%, 1/16/27 4                                1,902,923            160,025
Series 2002-15, Cl. SM, 7.742%, 2/16/32 4                                 2,245,563            195,633
Series 2004-11, Cl. SM, 8.358%, 1/17/30 4                                 1,737,418            141,656
                                                                                      -----------------
                                                                                             1,079,201
-------------------------------------------------------------------------------------------------------
PRIVATE--11.1%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--10.0%
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6, Cl. A3, 6.836%, 11/13/29 2                 1,200,000          1,274,254
-------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed
Security Collateralized Mtg. Obligations, Series 1997-D4, Cl.
PS1, 5.863%, 4/14/29 4                                              $    42,675,028   $      1,511,963
-------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42        1,720,000          1,682,592
-------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                      776,507            775,456
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    2,379,301          2,446,219
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                   1,651,704          1,652,944
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                 3,182,997          3,230,705
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 860,000            860,882
-------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
7.322%, 6/22/24 4                                                        21,168,032            838,222
-------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 2                   1,906,399          1,908,477
-------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.903%, 3/13/28 2                                  541,518            547,370
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                   1,510,000          1,591,751
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2005-C1, Cl. A3, 4.578%, 6/10/48                        730,000            717,089
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                     1,110,000          1,089,178
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29        1,035,650          1,084,460
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                   1,460,000          1,438,442
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-C1, Cl. A1, 3.659%, 10/10/28                    1,267,636          1,233,412
-------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.513%, 12/25/34 1,2                                      2,737,823          2,734,519
-------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 6.35%,
2/18/30 4                                                                17,950,028            565,911
-------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                      401,515            345,303
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                         3,276,352          3,352,303
-------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                 2,885,183          2,876,909
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                     1,680,000          1,780,640
-------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X,
5.705%, 5/18/32 4                                                       374,880,621          1,431,857
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                  2,210,000          2,180,385
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                  2,520,000          2,525,217
-------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.545%, 1/25/35 2                         $     2,275,237   $      2,277,464
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                 2,920,397          2,926,846
Series 2004-W, Cl. A2, 4.623%, 11/25/34 2                                 1,435,956          1,435,364
                                                                                      -----------------
                                                                                            48,316,134
-------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 41.03%,
10/23/17 4                                                                   23,365              5,353
-------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 8.56%,
10/23/17 5                                                                   34,580             31,474
                                                                                      -----------------
                                                                                                36,827
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                      2,843,203          2,902,664
-------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations Pass-Through Certificates, Series 2002-AL1, Cl. B2,
3.45%, 2/25/32                                                            2,869,127          2,519,382
                                                                                      -----------------
                                                                                             5,422,046
                                                                                      -----------------
Total Mortgage-Backed Obligations (Cost $351,057,710)                                      349,580,839

-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--11.0%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec.
Nts.:
6.625%, 9/15/09                                                          14,525,000         15,801,820
6.875%, 9/15/10                                                           7,300,000          8,116,717
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06 6                                                           2,500,000          2,472,430
6.625%, 9/15/09                                                           6,010,000          6,535,779
7.25%, 5/15/30                                                            1,665,000          2,153,125
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                            2,570,000          3,279,572
Series A, 6.79%, 5/23/12                                                  5,659,000          6,382,633
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4%, 3/15/10-2/15/15                                   8,585,000          8,334,535
                                                                                      -----------------
Total U.S. Government Obligations (Cost $53,499,806)                                        53,076,611

-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.6%
-------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,631,486)              2,610,000          2,887,965
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--41.6%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.1%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Delphi Corp., 6.55% Nts., 6/15/06                                         1,203,000          1,182,921
-------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                      2,265,000          2,453,305
                                                                                      -----------------
                                                                                             3,636,226
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
American Honda Finance Corp., 3.85% Nts., 11/6/08 7                       1,555,000          1,521,258
-------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09              2,230,000          2,402,994
-------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                      460,000            488,095
-------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                485,000            487,585
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                        2,130,000          1,979,899


6            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
AUTOMOBILES CONTINUED
8% Bonds, 11/1/31                                                   $     1,700,000   $      1,484,144
-------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                    2,960,000          2,847,274
                                                                                      -----------------
                                                                                            11,211,249
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                              1,025,000          1,094,585
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07            1,580,000          1,639,250
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                         2,785,000          2,907,431
                                                                                      -----------------
                                                                                             5,641,266
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                   1,440,000          1,533,600
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                   1,415,000          1,410,005
-------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                               1,250,000          1,287,936
-------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                  1,440,000          1,551,600
                                                                                      -----------------
                                                                                             5,783,141
-------------------------------------------------------------------------------------------------------
MEDIA--3.9%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         2,525,000          2,723,566
-------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                       325,000            358,969
-------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 7                     1,440,000          1,540,583
-------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                       1,235,000          1,165,873
-------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  2,500,000          3,137,678
-------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                             2,840,000          3,514,247
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                 1,073,000          1,365,548
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                            357,000            349,922
3.50% Sr. Unsec. Nts., 10/15/07                                           1,860,000          1,819,188
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                     2,975,000          3,027,595
                                                                                      -----------------
                                                                                            19,003,169
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08         1,785,000          1,881,269
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                    2,640,000          2,653,200
-------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                         973,000            960,199
7.90% Unsec. Debs., 10/15/07                                                860,000            921,426
                                                                                      -----------------
                                                                                             6,416,094
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                     1,169,000          1,225,989
9.80% Unsub. Nts., 12/15/08 2                                               466,000            544,638
                                                                                      -----------------
                                                                                             1,770,627
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                               1,040,000          1,227,988
8.70% Sr. Unsec. Debs., 5/1/30                                              537,000            679,378
-------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                            915,000          1,116,242
-------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                 1,800,000          1,928,070
-------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                             2,440,000          2,442,267
                                                                                      -----------------
                                                                                             7,393,945


7            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
ConAgra Foods, Inc., 6% Nts., 9/15/06                               $     1,320,000   $      1,353,041
-------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                2,070,000          2,041,873
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                     3,275,000          3,335,820
                                                                                      -----------------
                                                                                             6,730,734
-------------------------------------------------------------------------------------------------------
ENERGY--1.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                           400,000            411,500
-------------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                          1,380,000          1,466,250
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                        1,980,000          2,129,270
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                                    1,930,000          2,091,155
-------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 7                                                                  1,484,945          1,406,369
                                                                                      -----------------
                                                                                             7,093,044
-------------------------------------------------------------------------------------------------------
FINANCIALS--12.5%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13               2,385,000          2,437,513
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.8%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                       33,000             32,807
-------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                          2,000,000          1,958,254
-------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                               178,000            191,786
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                         1,370,000          1,353,322
7.75% Unsec. Sub. Nts., 5/1/10                                              123,000            139,852
                                                                                      -----------------
                                                                                             3,676,021
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                        2,495,000          2,433,136
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 7          800,000            806,592
-------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                       950,000            943,455
-------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                     1,800,000          2,084,868
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                         2,170,000          2,427,683
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                             1,430,000          1,405,867
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            2,310,000          2,381,721
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                           1,660,000          1,772,395
-------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                        262,000            276,545
-------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                             1,900,000          2,145,377
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           2,470,000          2,424,075
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                        1,130,000          1,235,219
                                                                                      -----------------
                                                                                            17,903,797
-------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 7                520,000            515,394
-------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                        710,000            697,558
-------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                     2,520,000          3,315,393
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06        1,185,000          1,158,460
-------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 7                      2,554,000          2,919,449
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07              1,460,000          1,483,648
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                   3,185,000          3,348,069
-------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7               1,885,000          2,391,543
-------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 7           $     4,875,000   $      6,356,157
-------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08         1,830,000          1,791,078
                                                                                      -----------------
                                                                                            23,976,749
-------------------------------------------------------------------------------------------------------
REAL ESTATE--2.1%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                               1,700,000          1,933,055
-------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                 1,235,000          1,220,450
8.75% Sr. Unsec. Nts., 8/15/08                                              905,000          1,013,083
-------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                           1,330,000          1,347,867
-------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                  965,000            967,876
5.625% Unsec. Unsub. Nts., 8/15/14                                          935,000            941,015
-------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                 2,630,000          2,696,794
                                                                                      -----------------
                                                                                            10,120,140
-------------------------------------------------------------------------------------------------------
HEALTH CARE--2.0%
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                               2,730,000          2,810,117
-------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                   3,195,000          3,379,121
-------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                          775,000            783,716
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                             609,000            596,292
                                                                                      -----------------
                                                                                             7,569,246
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Merck & Co., Inc., 4.726% Nts., 2/22/06 7                                 2,010,000          2,021,417
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.3%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                               452,000            464,361
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                    770,000            922,256
-------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                 366,000            380,373
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                          1,440,000          1,607,812
                                                                                      -----------------
                                                                                             3,374,802
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    2,975,000          2,884,283
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08                                                                    1,330,000          1,381,538
-------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1                                           300,000            302,625
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                        920,000          1,031,373
7.125% Sr. Unsec. Nts., 10/1/07                                           1,485,000          1,575,986
                                                                                      -----------------
                                                                                             4,291,522
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                    1,895,000          1,928,841
6.75% Sr. Unsub. Nts., 2/15/11                                              975,000          1,057,777
                                                                                      -----------------
                                                                                             2,986,618
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Canadian National Railway Co., 4.25% Nts., 8/1/09                           358,000            353,381
-------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
CSX Corp., 6.25% Unsec. Nts., 10/15/08                              $     2,012,000   $      2,119,028
                                                                                      ----------------
                                                                                             2,472,409
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
British Telecommunications plc, 8.625% Bonds, 12/15/30                    1,070,000          1,430,021
-------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                        989,000          1,087,900
-------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                   2,630,000          3,027,937
-------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                                              1,120,000          1,283,076
8.75% Sr. Unsec. Nts., 3/1/31 2                                             370,000            488,438
-------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                               1,075,000          1,105,540
8.75% Nts., 3/15/32                                                       1,220,000          1,587,564
-------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 7                       1,260,000          1,230,871
                                                                                      ----------------
                                                                                            11,241,347
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12              1,685,000          1,971,174
-------------------------------------------------------------------------------------------------------
UTILITIES--5.5%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.4%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                   2,425,000          2,501,320
8.125% Unsec. Nts., Series B, 7/15/05                                       530,000            537,142
-------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                  397,000            398,039
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, 7% Unsec. Nts., 4/1/12                        1,720,000          1,915,335
-------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                   990,000          1,133,729
-------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               725,000            744,666
-------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                    1,380,000          1,390,284
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                   995,000          1,012,289
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                1,140,000          1,295,301
-------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2              1,180,000          1,292,100
-------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12          3,750,000          3,900,386
-------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            355,000            365,106
-------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1                    1,575,000          1,626,188
-------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                        1,690,000          1,905,475
-------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 7                                         1,260,000          1,221,893
                                                                                      ----------------
                                                                                            21,239,253
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.1%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                  3,920,000          4,475,429
-------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                         990,000          1,115,549
                                                                                      -----------------
                                                                                             5,590,978
                                                                                      -----------------
Total Corporate Bonds and Notes (Cost $199,877,869)                                        201,281,400

                                                                              UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10  8 (Cost $14,872)                    5,408                973


10           |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 0.43% in joint repurchase agreement
(Principal Amount/Value $838,272,000, with a maturity value of
$838,336,035) with UBS Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $3,592,274 on 4/1/05, collateralized by Federal
National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34, with a value
of $857,182,684 (Cost $3,592,000)                                         $     3,592,000   $      3,592,000
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $678,332,919)                                      675,477,916
-------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED --7.3%
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.5%
Money Market Securities Trust, Series A, 2.885%, 4/15/05 9                      1,000,000          1,000,000
-------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 9                                   1,500,000          1,500,000
-------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Allstate Life Insurance Co., 2.88%, 4/1/05 9                                    1,000,000          1,000,000
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--6.1%
Undivided interest of 5.84% in joint repurchase agreement
(Principal Amount/Value $500,000,000, with a maturity value of
$500,040,972) with Merrill Lynch Securities/MLPFS, 2.95%, dated
3/31/05, to be repurchased at $29,217,723 on 4/1/05,
collateralized by AA Asset-Backed Securities, 0.00%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 9                                29,215,329         29,215,329
-------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
Bear Stearns, 3.055%, 4/1/05 9                                                  2,500,000          2,500,000
                                                                                            ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $35,215,329)                                                                         35,215,329
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $713,548,248)                                     146.8%       710,693,245
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                               (46.8)      (226,597,337)

                                                                          -----------------------------------
NET ASSETS                                                                          100.0%  $    484,095,908
                                                                          ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $26,209,233, which represents 5.41% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,564,118 or 3.63% of the Fund's net assets as of March 31, 2005.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,223,204 or 0.25% of the Fund's net assets as of March 31, 2005.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,977,944. See accompanying Notes to Quarterly Statement of Investments.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,931,526 or 4.53% of the Fund's net assets as of March 31, 2005.

8. Non-income producing security.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.


11           |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 714,353,787
                                              =============

Gross unrealized appreciation                 $   6,307,456
Gross unrealized depreciation                    (9,967,998)
                                              -------------
Net unrealized depreciation                   $  (3,660,542)
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $240,572,311 of securities on a when-issued basis or forward commitment and sold $29,437,395 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on


12           |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:


13           |            OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                     UNREALIZED
                                          EXPIRATION     NUMBER OF          VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                           DATES     CONTRACTS           MARCH 31, 2005      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

U.S. Long Bonds                              6/21/05           452           $   50,341,500      $     (613,487)

CONTRACTS TO SELL

U.S. Treasury Nts., 2 yr.                    6/30/05           758              156,823,094             447,659

U.S. Treasury Nts., 5 yr.                    6/21/05           509               54,510,719             426,021

U.S. Treasury Nts., 10 yr.                   6/21/05           367               40,100,484               7,438
                                                                                                 ---------------
                                                                                                        881,118
                                                                                                 ---------------
                                                                                                 $      267,631
                                                                                                 ===============

CREDIT SWAP CONTRACTS. The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the period ended March 31, 2005, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                        EXPIRATION       NOTIONAL   VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION                         DATES         AMOUNT    MARCH 31, 2005       DEPRECIATION
------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Dow Jones
CDX.NA.IG.3 Index Credit Bonds             3/20/10   $ 23,500,000         $ (11,361)  $         11,361

Morgan Stanley Capital Services,
Inc., Dow Jones CDX.NA.IG.3 Index
Credit Bonds                               3/20/10     30,000,000           (32,252)            32,252

UBS AG, Dow Jones CDX.NA.IG.3
Index Credit Bonds                         3/20/10     23,500,000            (3,569)             3,569
                                                                                      ----------------
                                                                                      $         47,182
                                                                                      ================

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                                PAID BY              RECEIVED BY
              SWAP          NOTIONAL        THE FUND AT              THE FUND AT        TERMINATION         UNREALIZED
      COUNTERPARTY            AMOUNT     MARCH 31, 2005           MARCH 31, 2005               DATE       DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
                                                             Value of total
                                                             return of Lehman
Goldman Sachs                            One-Month LIBOR     Brothers CMBS
Capital Markets LP     $   7,500,000                 BBA     Index                           4/4/05       $     89,664


14           |            OPPENHEIMER BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Index abbreviations are as follows:

CMBS                  Commercial Mortgage Backed Securities Markets
LIBOR BBA             London-Interbank Offered Rate British Bankers Association

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $41,125,163. Collateral of $41,893,098 was received for the loans, of which $35,215,329 was received in cash and subsequently invested in approved instruments.


15           |            OPPENHEIMER BOND FUND/VA


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Bond Fund/VA

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005